Mineral Properties, Plant and Equipment - Additional Information (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 01, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 19, 2022 $ / Ounce
Disclosure of detailed information about property, plant and equipment [line items]
Transferred from construction in progress to plant and equipment		$ 123,500
Depreciation			$ 1,072	$ 1,032
Discount rate used in current estimate of value in use					7.50%
Discounted cash flow model gold prices | $ / Ounce					1,650
Discounted cash flow model silver prices | $ / Ounce					21.50
Mineral properties
Disclosure of detailed information about property, plant and equipment [line items]
Transferred from construction in progress to plant and equipment		56,600
Mineral properties | Greenstone Gold Mines LP
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			403,400	371,400
Mineral properties | Los Filos and GreenStone
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment			63,400	63,400
Mineral properties | Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 107,500
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Non-cash borrowing cost additions			46,200	12,900
Construction in progress | Greenstone Gold Mines LP
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress			$ 421,800	318,700
Construction in progress | Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress				$ 47,900
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Transferred from construction in progress to plant and equipment		$ 66,900
Plant and equipment | Santa Luz
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation	$ 165,400